Expense Example (, (Lifestyle Growth Trust), USD $)	0 Months Ended
Jan. 13, 2014
Series I
Expense Example:
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	443
Expense Example, with Redemption, 10 Years	996
Series II
Expense Example:
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,230
Series NAV
Expense Example:
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	416
Expense Example, with Redemption, 10 Years	$ 936